UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wilson Capital Management LLC

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number:  28-11737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David S. Wilson
Title:  Managing Member
Phone:  (212) 692-6320


Signature, Place and Date of Signing:

/s/ David S. Wilson              New York, New York         August 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $46,108
                                        (thousands)


List of Other Included Managers:  NONE

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

                                                    FORM 13F INFORMATION TABLE
                                                   Wilson Capital Management LLC
                                                             June 30, 2009



COLUMN 1                          COLUMN  2   COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                                          VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
AMERICAN EAGLE OUTFITTERS NE  COM             02553E106    496       35,000   SH         SOLE         NONE      35,000
ALCATEL-LUCENT                SPONSORED ADR   013904305    589      237,500   SH         SOLE         NONE     237,500
ALLETE INC                    COM NEW         018522300   2418       84,100   SH         SOLE         NONE      84,100
AMERICAN AXLE & MFG HLDGS IN  COM             024061103    490      142,555   SH         SOLE         NONE     142,555
AMERICAN WTR WKS CO INC NEW   COM             030420103   2631      137,700   SH         SOLE         NONE     137,700
ANNALY CAP MGMT INC           COM             035710409    530       35,000   SH         SOLE         NONE      35,000
BIOMED REALTY TRUST INC       COM             09063H107     51        5,000   SH         SOLE         NONE       5,000
CELANESE CORP DEL             COM SER A       150870103   2456      103,400   SH         SOLE         NONE     103,400
CIRRUS LOGIC INC              COM             172755100    698      155,000   SH         SOLE         NONE     155,000
CYPRESS SHARPRIDGE INVTS INC  COM             23281A307    125       10,500   SH         SOLE         NONE      10,500
DUPONT FABROS TECHNOLOGY INC  COM             26613Q106   2129      226,000   SH         SOLE         NONE     226,000
DYCOM INDS INC                COM             267475101    911       82,300   SH         SOLE         NONE      82,300
EAGLE MATERIALS INC           COM             26969P108    598       23,700   SH         SOLE         NONE      23,700
F M C CORP                    COM NEW         302491303   1570       33,200   SH         SOLE         NONE      33,200
GLOBAL SHIP LEASE INC NEW     SHS A           Y27183105    682      378,900   SH         SOLE         NONE     378,900
GUESS INC                     COM             401617105   1312       50,900   SH         SOLE         NONE      50,900
HUNT J B TRANS SVCS INC       COM             445658107   1915       62,700   SH         SOLE         NONE      62,700
ITRON INC                     COM             465741106    661       12,000   SH         SOLE         NONE      12,000
JABIL CIRCUIT INC             COM             466313103   1187      160,000   SH         SOLE         NONE     160,000
KNIGHT TRANSN INC             COM             499064103    803       48,500   SH         SOLE         NONE      48,500
LENNAR CORP                   CL A            526057104   1158      119,500   SH         SOLE         NONE     119,500
LENNAR CORP                   CL B            526057302    141       18,601   SH         SOLE         NONE      18,601
MCDERMOTT INTL INC            COM             580037109   2441      120,200   SH         SOLE         NONE     120,200
MERITAGE HOMES CORP           COM             59001A102    566       30,000   SH         SOLE         NONE      30,000
MYR GROUP INC DEL             COM             55405W104   1167       57,700   SH         SOLE         NONE      57,700
NEW YORK CMNTY BANCORP INC    COM             649445103   1155      108,000   SH         SOLE         NONE     108,000
NVR INC                       COM             62944T105   1507        3,000   SH         SOLE         NONE       3,000
OLD DOMINION FGHT LINES INC   COM             679580100   1319       39,300   SH         SOLE         NONE      39,300
PATRIOT COAL CORP             COM             70336T104   1020      159,800   SH         SOLE         NONE     159,800
PEABODY ENERGY CORP           COM             704549104    817       27,100   SH         SOLE         NONE      27,100
PORTFOLIO RECOVERY ASSOCS IN  COM             73640Q105    686       17,700   SH         SOLE         NONE      17,700
QUANTA SVCS INC               COM             74762E102   2103       90,900   SH         SOLE         NONE      90,900
REALNETWORKS INC              COM             75605L104    506      169,100   SH         SOLE         NONE     169,100
RYANAIR HLDGS PLC             SPONSORED ADR   783513104   1550       54,600   SH         SOLE         NONE      54,600
SAFE BULKERS INC              COM             Y7388L103    770      117,382   SH         SOLE         NONE     117,382
SOVRAN SELF STORAGE INC       COM             84610H108    490       19,900   SH         SOLE         NONE      19,900
TEVA PHARMACEUTICAL INDS LTD  ADR             881624209    987       20,000   SH         SOLE         NONE      20,000
TRINITY INDS INC              COM             896522109    779       57,200   SH         SOLE         NONE      57,200
TW TELECOM INC                COM             87311L104    616       59,884   SH         SOLE         NONE      59,884
UNIVERSAL DISPLAY CORP        COM             91347P105    646       66,100   SH         SOLE         NONE      66,100
VENTAS INC                    COM             92276F100   1206       40,400   SH         SOLE         NONE      40,400
WEYERHAEUSER CO               COM             962166104   1728       56,800   SH         SOLE         NONE      56,800
ZALE CORP NEW                 COM             988858106    499      144,939   SH         SOLE         NONE     144,939


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DRAFT 7/20/09 06:33 PM